Related Parties (Details) - USD ($)			1 Months Ended
	Oct. 13, 2015	Jul. 13, 2015	Aug. 31, 2016	Mar. 31, 2017	Oct. 19, 2015
Related Parties (Textual)
Notes payable issued			$ 500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.00	$ 1.00	$ 0.01
Payments to affiliates aggregate amount	$ 10,000		$ 10,000
Other short-term debt			$ 80,000
Chief Executive Officer [Member]
Related Parties (Textual)
principal amount		$ 200,000